Note 12 - Income Taxes - Income Taxes At Statutory Rates With the Reported Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss from the year before income taxes	$ (5,216)	$ (7,671)	$ (12,726)
Statutory rate	26.00%	26.00%	26.00%
Expected income tax recovery	$ (1,356)	$ (1,994)	$ (3,309)
Permanent differences and other	(915)	(46)	1,646
Difference in foreign tax rates	960	247	1,011
Effect of change in future tax rates	(47)	3,397
Effect of dissolution of subsidiaries		6,339	(4,066)
Change in valuation allowance	805	(7,783)	661
Total income tax expense (recovery)	(553)	160	(4,057)
Current income tax expense (recovery)			(124)
Deferred income tax expense (recovery)	$ (553)	$ 160	$ (3,933)